UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22850

EnTrustPermal Hedge Strategies Portfolio

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)-777-0102

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

September 30, 2017

EnTrustPermal Hedge Strategies Portfolio

		Cost	Fair Value	% of Net Assets
Investments in Portfolio Funds
Event Driven
Axar Offshore Fund, Ltd.*(a)(c)		$1,599,359	$2,016,724	4.89%
Empyrean Capital Overseas Fund, Ltd.*(a)(c)		1,365,107	1,641,354	3.98
Fortelus Special Situations Fund, Ltd.*(d)		65,763	200,313	0.48
H Offshore Fund, Ltd.*(a)(c)		325,000	776,520	1.88
Palomino Fund, Ltd.*(b)		863,467	924,065	2.24
Total Event Driven		4,218,696	5,558,976	13.47
Fixed Income Hedge
Apollo Strategic Value Offshore Fund, Ltd.*(e)		7,761	2,379	0.01
Canyon Balanced Fund (Cayman), Ltd.*(a)(c)		1,287,072	1,556,037	3.77
Reef Road Fund Ltd.*(b)		1,250,000	1,234,661	2.99
River Birch International, Ltd.*(a)(c)		1,186,758	1,230,265	2.98
Standard General Offshore Fund, Ltd.*(a)(c)		1,799,890	2,098,735	5.09
Stone Lion Fund, Ltd.*(e)		66,289	41,700	0.10
Total Fixed Income Hedge		5,597,770	6,163,777	14.94
Fixed Income Long — Developed Markets
Monarch Debt Recovery Fund, Ltd.*(b)(f)		1,350,000	1,851,220	4.48
Shenkman Energy Opportunity Fund Ltd.*(a)		304,500	400,229	0.97
Total Fixed Income Long — Developed Markets		1,654,500	2,251,449	5.45
Total Investments in Portfolio Funds before Short-Term Investments		11,470,966	13,974,202	33.86

	Rate		Value
Short-Term Investments
Dreyfus Government Cash Management	0.67%	18,219,953	18,219,953	44.15
Total Investments		$29,690,919	32,194,155	78.01
Other Assets Less Liabilities			9,070,865	21.99
Net Assets			$41,265,020	100.00%

Note: Investments in underlying Portfolio Funds are categorized by investment strategy.

*	Non-income producing securities.

(a)	Redemptions permitted quarterly.

(b)	Redemptions permitted annually.

(c)	Subject to investor level gates if a significant portion of the investment is redeemed.

(d)

EnTrustPermal Hedge Strategies Portfolio’s interest in the Portfolio Fund is held in a side pocket and is redeemable only when the underlying investment is realized or converted to regular interest in the Portfolio Fund.

(e)

EnTrustPermal Hedge Strategies Portfolio’s interest in the Portfolio Fund is in liquidation. In addition to any redemption proceeds that may have already been received, EnTrustPermal Hedge Strategies Portfolio will continue to receive proceeds periodically as the Portfolio Fund is able to liquidate the underlying investments.

(f)	$279,804 of this investment is subject to a minimum lock-up period.

See Notes to Financial Statements.

20	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2017

Assets
Investments in Portfolio Funds, at fair value (Cost — $11,470,966)	$13,974,202
Investments in Short-Term Investments (Cost — $18,219,953)	18,219,953
Redemptions receivable from Portfolio Funds	9,147,162
Interest receivable	10,174
Total Assets	41,351,491

Liabilities
Trustees’ fees payable	1,506
Accrued expenses	84,965
Total Liabilities	86,471
Total Net Assets	$41,265,020

Net Assets Consist of
Investors’ capital	$38,761,784
Net unrealized appreciation/depreciation	2,503,236
Total Net Assets	$41,265,020

See Notes to Financial Statements.

EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended September 30, 2017

Investment Income
Income	$29,862
Total Investment Income	29,862

Fund Expenses
Investment management fee (Note 2)	227,374
Administration fees	76,064
Legal fees	41,456
Tax fees	17,143
Trustees’ fees	5,520
Miscellaneous expenses	6,549
Total Operating Expenses	374,106
Less: Fee waivers and /or expense reimbursements (Note 2)	(75,412)
Net Expenses	298,694
Net Investment Loss	(268,832)
Net Realized Gain From Investments in Portfolio Funds	3,641,629
Net Change in Unrealized Depreciation From Investments in Portfolio Funds	(2,543,560)
Net Increase in Net Assets Resulting From Operations	$829,237

See Notes to Financial Statements.

22	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2017 (unaudited) and the Year Ended March 31, 2017	September 30	March 31

Net Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(268,832)	$(854,154)
Net realized gain from investments in Portfolio Funds	3,641,629	269,825
Net change in unrealized appreciation (depreciation) from investments in Portfolio Funds	(2,543,560)	4,470,173
Net Increase in Net Assets Resulting From Operations	829,237	3,885,844

Capital Transactions:
Proceeds from contributions	—	1,208,340
Value of withdrawals	(855,500)	(14,705,000)
Net Decrease in Net Assets From Capital Transactions	(855,500)	(13,496,660)
Decrease in Net Assets	(26,263)	(9,610,816)

Net Assets:
Beginning of period	41,291,283	50,902,099
End of period	$41,265,020	$41,291,283

See Notes to Financial Statements.

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Statement of cash flows (unaudited)

For the Six Months Ended September 30, 2017

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$829,237
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(999)
Proceeds from the disposition of investments in Portfolio Funds	16,129,651
Net purchases, sales and maturities of Short-Term Investments	(18,219,953)
Net realized gain on investments in Portfolio Funds	(3,641,629)
Net change in unrealized depreciation from investments in Portfolio Funds	2,543,560
Decrease in receivable for reimbursement from adviser	586
Increase in Interest receivable	(10,174)
Decrease in trustees’ fees payable	(894)
Decrease in management fees payable	(38,807)
Decrease in accrued expenses	(156,347)
Net Cash Provided by Operating Activities	(2,565,769)

Cash Used in Financing Activities
Value of withdrawals	(1,860,500)
Net Cash Used in Financing Activities	(1,860,500)

Cash
Net decrease in cash	(4,426,269)
Cash at beginning of period	$4,426,269
Cash at end of period	—

See Notes to Financial Statements.

24	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

Financial highlights

For each year ended March 31, unless otherwise noted:
	2017[1]	2017	2016	2015	2014[2]

Net assets, end of period (000s)	$41,265	$41,291	$50,902	$58,410	$32,354
Total return[3]	2.03%	8.63%	(8.71%)	0.85%	5.49%

Ratios to average net assets:
Gross expenses[4]	1.81%[5]	2.04%	1.90%	2.14%	2.97%[5]
Net expenses[4,6]	1.44%[5]	1.85%	1.85%	1.85%	2.01%[5]
Net investment loss	(1.30%)[5]	(1.83%)	(1.83%)	(1.76%)	(1.96%)[5]

Portfolio turnover	0%[7]	0%[7]	16%[8]	5%	5%

[1]	For the six months ended September 30, 2017 (unaudited).

[2]	For the period June 12, 2013 (commencement of operations) to March 31, 2014.

[3]

EnTrustPermal Hedge Strategies Portfolio is a closed-end fund, the shares of which are offered to the feeder funds. No secondary market for EnTrustPermal Hedge Strategies Portfolio’s shares exists. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. The total return for periods less than one year has not been annualized.

[4]	Does not include expenses of the Portfolio Funds in which EnTrustPermal Hedge Strategies Portfolio invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 0.5%.

[8]

Includes an in-kind transfer where EnTrustPermal Hedge Strategies Portfolio’s interests in a Portfolio Fund were transferred to another Portfolio Fund. Absent this transaction, the portfolio turnover would have been 14%.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Hedge Strategies Portfolio (the “Master Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Master Fund employs a “fund-of-hedge funds” investment program that provides a means for investors to participate in investments in private investment vehicles, typically referred to as hedge funds (“Portfolio Funds”), by providing a single portfolio of interests in underlying Portfolio Funds, which are managed by a number of third-party investment managers (the “Portfolio Managers”).

On May 15, 2017, the Master Fund’s two feeder funds, EnTrustPermal Hedge Strategies Fund I and EnTrustPermal Hedge Strategies Fund II (the “Feeder Funds”), announced that the Board of Trustees of each Feeder Fund had approved the termination and liquidation of the Feeder Funds in accordance with the Maryland Statutory Trust Act. As part of the termination and liquidation of each Feeder Fund, the Board approved the mandatory redemption at net asset value of Feeder Fund shares held by shareholders other than Legg Mason. It is anticipated that the redemption will be completed on or about November 28, 2017. Effective May 15, 2017, the Feeder Funds and the Master Fund each ceased to purchase additional assets in pursuit of their investment objective.

Following the redemption, each Feeder Fund will terminate, and Legg Mason will become the sole shareholder of the Master Fund. The Master Fund will continue to redeem its interests in the underlying hedge funds held by the Master Fund and distribute cash to Legg Mason as those interests are redeemed. In addition, the Master Fund will seek to deregister as an investment company following the redemption.

Subject to the plan of termination and liquidation noted above, the Master Fund’s investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility. In seeking to achieve its objective, the Master Fund provides its shareholders, through investments primarily in the Portfolio Funds, access to a broad range of investment strategies with a global fixed income focus, which may include, but are not limited to, global fixed income strategies (e.g., U.S. and non-U.S. fixed income hedge, convertible arbitrage, fixed income arbitrage, asset-backed securities, long-only, high yield, emerging markets debt), global event-driven strategies (e.g., risk arbitrage, distressed debt, special situations, activists) and global macro strategies (e.g., discretionary, systematic, natural resources) and, to a lesser extent, equity long/short strategies.

The following are significant accounting policies consistently followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Master Fund primarily invests in Portfolio Funds. The net asset values of Portfolio Funds (“Underlying NAV”) are generally not readily available from

26	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

pricing vendors, nor are they calculable independently by EnTrustPermal Management LLC (“EnTrustPermal”), the Master Fund’s sub-adviser, or the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). Therefore, pursuant to the valuation procedures, the Master Fund, under the direction of the Valuation Committee and recommendations from EnTrustPermal, fair values the Master Fund’s interests in the Portfolio Funds as of each date upon which the Master Fund calculates its net asset value (“NAV Date”). The Master Fund values, using the net asset value as a practical expedient to form the basis of fair value, each underlying Portfolio Fund as of the NAV Date primarily in reliance on the most recent Underlying NAV supplied by the Portfolio Fund’s third party administrator. In the event that a Portfolio Fund’s third party administrator does not report an Underlying NAV to the Master Fund on a timely basis, the Master Fund determines the fair value of its investment in such Portfolio Fund based on a valuation report provided by the Portfolio Fund, as well as any other relevant information available at the NAV Date. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Managers and/or their administrators. In the event the Underlying NAV is not as of the NAV Date, EnTrustPermal will use benchmarks or other triggers in determining if a significant market movement has occurred between the effective date of the Underlying NAV and the Master Fund’s NAV Date that should be taken into consideration when determining the reasonableness of the Underlying NAV. Investments in open-ended funds are valued at the closing net asset value per share of each fund on the day of valuation.

Prior to investing in any Portfolio Fund, EnTrustPermal conducts a due diligence review of the valuation methodology utilized by a Portfolio Fund’s third party administrator, which utilizes market values when available and otherwise utilizes principles of fair value consistent with U.S. GAAP.

The Board of Trustees (the “Board”) is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Valuation Committee. The Valuation Committee, pursuant to the policies adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Master Fund’s pricing policies, and reporting to the Board.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Portfolio Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket. At September 30, 2017, $200,313 or 0.5% of the Master Fund’s net assets was invested in a side pocket maintained by a Portfolio Fund.

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Notes to financial statements (unaudited) (cont’d)

As a general matter, the fair value of the Master Fund’s investment in a Portfolio Fund represents the amount that the Master Fund can reasonably expect to receive if the Master Fund’s investment was redeemed in an orderly transaction at the time of valuation. The Portfolio Funds provide for periodic redemptions ranging from quarterly to annually. The Portfolio Funds generally require advance notice of an investor’s intent to redeem its interest, and may, depending on the Portfolio Funds’ governing agreements, deny or delay a redemption request. The underlying investments of each Portfolio Fund are accounted for at fair value in accordance with U.S. GAAP. The Portfolio Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

The Master Fund considers whether an adjustment should be made to an Underlying NAV when the Underlying NAV does not represent fair value consistent with U.S. GAAP or when it is probable that the Master Fund will sell a portion of the Portfolio Fund at an amount different from the Underlying NAV. No adjustments were made to the Underlying NAVs as of September 30, 2017.

U.S. GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Master Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	9/30/2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Portfolio Funds measured at net asset value(a)†:	$13,974,202	—	—	—
Short-term investments†	18,219,953	$18,219,953	—	—
Total investments	$32,194,155	$18,219,953	—	—

†	See Schedule of Investments for additional detailed categorizations

(a)

In accordance with U.S. GAAP, certain investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

28	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

The following is a summary of the investment strategies, liquidity, redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held by the Master Fund as of September 30, 2017. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect their liquidity. The Master Fund had no unfunded capital commitments as of September 30, 2017.

Global fixed income strategies can include U.S. and non-U.S. fixed income hedge, fixed income arbitrage, convertible arbitrage, asset-backed securities, long-only, high yield, and emerging markets debt. U.S. and non-U.S. fixed income hedge generally involve Portfolio Managers taking both long and short positions in credit related instruments, including bonds, loans, asset-backed securities and credit default swaps and in some or all quality segments including investment grade, high yield, and emerging markets debt. Fixed income arbitrage generally involves Portfolio Managers attempting to capture mispricing within and across global fixed income markets and associated derivatives. Value may be added by taking advantage of advantageous tax provisions, yield curve anomalies, volatility differences and arbitraging bond futures versus the underlying bonds (basis trading). Typically, a large amount of leverage is used to enhance returns. Convertible arbitrage generally involves seeking to profit from the mispricing of the embedded option in a convertible bond. Frequently, this strategy is characterized by a long, convertible position and corresponding short position in the underlying stock. Convertible arbitrage may use low or high levels of leverage depending upon the specific securities held by the Portfolio Fund. The Portfolio Funds within this strategy have quarterly to annual liquidity, and are generally subject to a 60 to 90 day notice period. A Portfolio Fund representing approximately 19% in this strategy has a greater than quarterly redemption period. A portion of a Portfolio Fund representing approximately 3% in this strategy has redemptions subject to a minimum lock-up period. Portfolio Funds representing less than 1% in this strategy are in liquidation. Portfolio Funds representing approximately 58% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 19% of the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date or within near term.

Global event-driven strategies can include distressed debt, risk arbitrage, special situations and activists. Portfolio Managers employing such strategies maintain positions in companies currently or potentially involved in a wide variety of corporate transactions. Event-driven exposure can include a combination of equity markets, credit markets and idiosyncratic, company-specific developments. The outcome of the investment is predicated on an event or catalyst. Risk arbitrage generally involves Portfolio Managers attempting to seek to exploit the change in the price of a firm’s securities as a result of a takeover or merger. Typically, the Portfolio Manager will take long positions in the securities of the target firm and short positions in the securities of the acquiring firm. Special situations strategies involve investing in securities of issuers that are engaged in, or expected to experience, certain special events such as restructurings, spin-offs, liquidations, privatizations, stock buybacks, bond upgrades from credit agencies, and earnings surprises, all with

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Notes to financial statements (unaudited) (cont’d)

the intention of profiting from the outcome of such events. Distressed securities involve investing in securities of a company that is near or in bankruptcy and, as a result, the securities are trading at a reduced price. Activist strategies attempt to obtain representation on a company’s board of trustees to impact the firm’s policies or strategic direction. They can employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently or prospectively engaged in a corporate transaction or other catalyst-oriented situation. Activist strategies are distinguished from other event-driven strategies in that, over a given market cycle, activist strategies would expect to have greater than 50% of the portfolio in activist positions. The Portfolio Funds within this strategy have quarterly to annual liquidity, and are generally subject to 45 to 90 day notice period. A Portfolio Fund representing approximately 3% in this strategy is classified as a side pocket investment. Portfolio Funds representing approximately 80% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 17% of the Portfolio Funds in this strategy can be redeemed with no restriction as of the measurement date or within near term.

(b) Security transactions and investment income. The Master Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on Master Fund transactions are determined by use of the specific identification method. Interest income and expenses are recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Master Fund will indirectly bear a portion of the Portfolio Funds’ income and expenses, including management fees and incentive fees charged by the Portfolio Funds. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/ depreciation and not as income or expense on the Statement of Operations or in the Financial Highlights.

(c) Compensating balance arrangements. The Master Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Master Fund’s cash on deposit with the bank.

(d) Method of allocation. Net investment income and net realized gains and/or losses of the Master Fund are allocated pro rata, based on respective ownership interests, among the investors in the Master Fund.

(e) Income taxes. The Master Fund is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Fund is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Fund’s assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Master Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2017, no provision for income tax is required in the Master Fund’s financial statements. The Master Fund’s federal and state

30	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Master Fund’s investment manager and prior to August 11, 2017 EnTrustPermal was the Master Fund’s sub-adviser. Effective August 11, 2017, LMPFA assumed responsibility for the day-to-day management of the Master Fund’s portfolio, as well as continuing to provide administrative and certain oversight services to the Master Fund. Following LMPFA’s day-to-day assumption of the Master Fund’s portfolio, the Master Fund no longer has a subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason and EnTrustPermal is a subsidiary of Legg Mason.

Under the investment management agreement between the Master Fund and LMPFA, the Master Fund pays an investment management fee, calculated and paid monthly, at an annual rate of 1.10% of the Master Fund’s average monthly managed assets. “Managed assets” means net assets plus the principal amount of any borrowings and assets attributable to any preferred shares that may be outstanding.

During the six months ended September 30, 2017, LMPFA waived fees and/or reimbursed expenses of $75,412.

LMPFA is permitted to recapture amounts waived and/or reimbursed within three years after the year in which LMPFA earned the fee or incurred the expense under certain circumstances.

At September 30, 2017, the Master Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Expires March 31, 2018	$141,158
Expires March 31, 2019	30,039
Expires March 31, 2020	88,759
Expires March 31, 2021	75,412
Total fee waivers/expense reimbursements subject to recapture	$335,368

For the six months ended September 30, 2017, LMPFA did not recapture any fees.

LMPFA provides administrative and certain oversight services to the Master Fund. LMPFA delegates to the sub-adviser the day-to-day portfolio management of the Master Fund. For its services, LMPFA pays EnTrustPermal an amount equal to 1.00% of the Master Fund’s average monthly managed assets.

Fixed fees of the Portfolio Funds are generally expected to range from 1% to 3% annually of the value of the Master Fund’s investment and incentive allocations or fees of the Portfolio Funds are generally expected to range from 15% to 30% annually of a Portfolio Fund’s net profits or performance. These fixed fees and incentive allocations or fees of the Portfolio

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Notes to financial statements (unaudited) (cont’d)

Funds are accounted for in the valuations of the Portfolio Funds and are not reflected in the management fees reflected in the Statement of Operations.

All officers and one Trustee of the Master Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Master Fund.

3. Investments

For the six months ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of Portfolio Funds (excluding short-term investments) were as follows:

Purchases	$999
Sales	24,046,120

At September 30, 2017, the aggregate cost of investments and aggregate gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$29,690,919	$2,548,546	$(45,310)	$2,503,236

4. Derivative instruments and hedging activities

For the six months ended September 30, 2017, the Master Fund did not invest in any derivative instruments.

5. Financial instruments with off-balance sheet risk

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of its investment in the respective Portfolio Funds.

6. Redemption penalty

The Master Fund may be charged a redemption penalty for redeeming its interests of certain Portfolio Funds prior to the expiration of applicable lock-up periods. For the six months ended September 30, 2017, the Master Fund did not incur a redemption penalty.

7. Contingencies

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Master Fund based on events which have not yet occurred. However, based on experience, the Master Fund believes the risk of loss from these arrangements to be remote.

32	EnTrustPermal Hedge Strategies Portfolio 2017 Semi-Annual Report

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

9. Subsequent events

Management has evaluated the impact of all subsequent events on the Master Fund through the date financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended March 31, 2017 and March 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended March 31, 2017 and March 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending March 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended March 31, 2017 and March 31, 2016, and the subsequent interim period through August 14, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	EnTrustPermal Hedge Strategies Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

EnTrustPermal Hedge Strategies Portfolio

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2017